Acquisition of EMP - Schedule of Pro Forma Financial Information (Detail) - EMP - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Business Acquisition [Line Items]
Revenue	$ 4,480	$ 4,239
Operating income	356	215
Net income attributable to Warner Music Group Corp.	$ 256	$ 304